Fair Value Measurements - Money Market Funds (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 1	$ 24,460
Other non-current liabilities:
Total	9,813
Transfers between fair value measurement levels	0
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1	24,460
Other non-current liabilities:
Total	4,792
Level 2
Other non-current liabilities:
Total	146
Level 3
Other non-current liabilities:
Total	4,875
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1	24,460
Money Market Funds [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1	$ 24,460
Public Warrants
Other non-current liabilities:
Other non-current liabilities	$ 4,792
Warrants, exercise price	$ 0.98	$ 0.50
Public Warrants | Level 1
Other non-current liabilities:
Other non-current liabilities	$ 4,792
Private Warrants
Other non-current liabilities:
Other non-current liabilities	146
Private Warrants | Level 2
Other non-current liabilities:
Other non-current liabilities	146
Fair Value, Recurring [Member]
Liabilities:
Derivative liability	4,875
Fair Value, Recurring [Member] | Level 3
Liabilities:
Derivative liability	$ 4,875